Shareholders' Equity (Schedule of Shareholders' Equity) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Quad/Graphics Common Stock and Other Equity	$ 1,235.4
Noncontrolling interest	0.3
Net earnings (loss) attributable to Quad/Graphics common shareholders	32.5	87.4	(46.9)
Net (earnings) loss attributable to noncontrolling interests	1.6	0.3	(0.3)
Quad/Graphics Common Stock and Other Equity	1,288.9	1,235.4
Noncontrolling interest	(1.3)	0.3
Quad/Graphics Common Stock and Other Equity [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Foreign currency translation adjustments	(22.6)	4.9	(26.1)
Dividends declared	(61.8)	(152.8)	(27.9)
Stock-based compensation charges	18.6	13.4	14.9
Sale of stock for options exercised	7.2
Noncontrolling Interests [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Foreign currency translation adjustments	$ 0	$ (0.1)	$ (0.3)